Other Financial Assets	12 Months Ended
Dec. 31, 2021
OTHER FINANCIAL ASSETS
Other Financial Assets

6.    OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2021 and 2020 is as follows:

	Current		Non-current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in other comprehensive income	127,854	127,854	2,358,143	2,326,480
Financial assets measured at amortized cost	118,547	808,692	—	—
Hedging derivatives	3,584,937	1,000,964	37,020,922	16,422,737
Non-Hedging derivatives	210,077	1,414,894	—	1,911,233
Total	4,041,415	3,352,404	39,379,065	20,660,450

(*) See Note 35.6.